Other information (Details Text) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2023	Dec. 31, 2019	Sep. 10, 2019	Jul. 01, 2019
Other information (Details Text)
Acquisition Of Shares			100.00%
Voluntary Severance Program (PDV 2019)		R$ 1,819,232
USD
Other information (Details Text)
Description, senior notes in the international market	Bradesco issued US$1.6 billion of senior notes in the international market, composed of two tranches of US$800 million, maturing in January 2023 and January 2025, with remuneration at fixed interest rates 2.85% and 3.20% p.a.,
Payment agreement to terminate class action				R$ 14,500